Taxes - Schedule of Relationship Between Tax Expense and Accounting Profit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Relationship between tax expense and accounting profit [Abstract]
Loss before tax	$ (146,207,433)	$ (32,880,906)	$ (40,637,953)
Effect of unused losses	124,136,838	18,855,555	16,733,276
Remeasurement of deferred tax asset		(421,725)	(144,092)
ECL provision	1,096,696	510,153	316,878
Accounting depreciation	30,517	19,412	12,381
Tax depreciation	(25,665)	(107,840)	(185,167)
Taxable losses	$ (20,969,047)	$ (14,025,351)	$ (23,904,677)
Tax rate	22.50%	22.50%	22.50%
Income tax benefit	$ (4,718,036)	$ (3,155,704)	$ (5,378,552)